LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
LEASES

NOTE 12 – LEASES

The Company has various operating and finance lease agreements with terms up to 10 years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 4.08 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of September 30, 2024:

Maturity of Operating Lease Liability
2024	82,319
2025	243,175
2026	179,151
2027 and thereafter	300,301
Total undiscounted operating lease payments	$804,946
Less: Imputed interest	(95,366)
Present value of operating lease liabilities	$709,580

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $76,229 and $50,690 and $235,659 and $158,407, which was included in “General and administrative expenses,” for the three and nine months ended September 30, 2024 and 2023, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.19 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of September 30, 2024:

Maturity of Lease Liability
2024	9,039
2025	12,892
2026	3,712
Total undiscounted finance lease payments	$25,643
Less: Imputed interest	(910)
Present value of finance lease liabilities	$24,733

The Company had financing cash flows used in finances leases of $9,765 and $41,094 and $27,118 and $118,847 for the three and nine months ended September 30, 2024 and 2023, respectively.

The Company incurred interest expense on its finance leases of $457 and $6,920 and interest expense of $1,765 and $20,629 which was included in “Interest expense”, for the three and nine months ended September 30, 2024 and 2023, respectively. The Company incurred amortization expense on its finance leases of $7,589 and $35,452 and amortization expense of $22,507 and $102,549 which was included in “Depreciation and amortization expense,” for the three and nine months ended September 30, 2024 and 2023, respectively.

NOTE 13 – LEASES

The Company has various operating and finance lease agreements with terms up to ten years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 5.66 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2023:

Maturity of Operating Lease Liability
2024	350,428
2025	264,420
2026	199,155
2027 and thereafter	541,818
Total undiscounted operating lease payments	$1,355,821
Less: Imputed interest	(225,392)
Present value of operating lease liabilities	$1,130,429

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $364,968 and $210,463 which was included in “General and administrative expenses,” for the 12 months ended December 31, 2023 and 2022, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.16 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of December 31, 2023:

Maturity of Lease Liability
2024	28,420
2025	5,337
Total undiscounted finance lease payments	$33,757
Less: Imputed interest	(1,274)
Present value of finance lease liabilities	$32,483

The Company had financing cash flows used in finances leases of $ 28,420 and $99,906 for the years ended December 31, 2023 and 2022, respectively.

The Company incurred interest expense on its finance leases of $ 2,903 and $16,467 which was included in “Interest expense,” for the years ended December 31, 2023 and 2022, respectively. The Company incurred amortization expense on its finance leases of $23,685 and $85,696 which was included in “Depreciation and amortization expense,” for the years ended December 31, 2023 and 2022, respectively.